Deconsolidation (Details) - Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary (Parentheticals)	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Lytus Technologies Inc. [Member]
Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary [Line Items]
Group Share	100.00%
Global Health Sciences, Inc.[Member]
Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary [Line Items]
Group Share		75.00%